UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 to 06/30/2022


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

Premise Capital Diversified Tactical ETF
--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y852
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLC
            ISIN:  US81369Y8527
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y407
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLY
            ISIN:  US81369Y4070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y308
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLP
            ISIN:  US81369Y3080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y506
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLE
            ISIN:  US81369Y5069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y605
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLF
            ISIN:  US81369Y6059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y209
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLV
            ISIN:  US81369Y2090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y704
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLI
            ISIN:  US81369Y7040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y100
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLB
            ISIN:  US81369Y1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y860
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLRE
            ISIN:  US81369Y8600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y803
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLK
            ISIN:  US81369Y8030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE SELECT SECTOR SPDR TRUST                                                                Agenda Number:  935496580
--------------------------------------------------------------------------------------------------------------------------
        Security:  81369Y886
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XLU
            ISIN:  US81369Y8865
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allison Grant Williams                                    Mgmt          No vote
       Sheila Hartnett-Devlin                                    Mgmt          No vote
       James Jessee                                              Mgmt          No vote
       Teresa Polley                                             Mgmt          No vote
       Ashley T. Rabun                                           Mgmt          No vote
       James E. Ross                                             Mgmt          No vote
       Rory Tobin                                                Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina R Nelson
Name                 Kristina R Nelson
Title                President
Date                 8/30/2022